Risks and Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Risks and Liquidity

2. Risks and Liquidity

We are subject to risks and uncertainties common to clinical-stage companies in the biopharmaceutical industry. These risks include, but are not limited to, the introduction of new products, therapies, standards of care or new technological innovations, our ability to obtain and maintain adequate protection for our licensed technology, data or other intellectual property and proprietary rights and compliance with extensive government regulation and oversight. In addition, we are dependent upon the services of our employees, including key personnel, consultants, third-party contract research organizations and other third-party organizations.

Our product candidates, currently under development or that we may develop, will require significant additional research and development efforts, including extensive clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure and extensive compliance and reporting capabilities. There can be no assurance that our research and development activities will be successfully completed, that adequate protection for our licensed or developed technology will be obtained and maintained, that products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable.

Our consolidated financial statements have been prepared on the basis of continuity of operations, the realization of assets and the satisfaction of liabilities in the ordinary course of business. Since our inception, we have incurred significant operating losses and, as of March 31, 2021, had an accumulated deficit of $441.9 million and had not yet generated revenues. In addition, we anticipate that our expenses will increase significantly in connection with our ongoing activities to support our research, discovery and clinical development efforts and we expect to continue to incur significant expenses and operating losses for the foreseeable future.

Prior to the Business Combination Transaction, our operations were funded primarily from the issuance of convertible preferred stock, convertible common stock and common stock. Upon the closing of the Business Combination Transaction in October 2020, we received net proceeds totaling approximately $439.5 million, as described above in Note 1, Nature of Operations. We believe that our available cash resources as of March 31, 2021, of $343.3 million will enable us to fund our operating expense and capital expenditure requirements through at least twelve months from the issuance date of these financial statements.

Impact of the COVID-19 Pandemic

We are closely monitoring the impact of the COVID-19 pandemic on all aspects of our business, including how it will impact our operations and the operations of our customers, suppliers, vendors and business partners. We do not yet know the full extent of potential delays or impacts on our business, our clinical trials, our research programs, healthcare systems or the global economy and we cannot presently predict the scope and severity of any potential business shutdowns or disruptions. We have not incurred any significant impairment losses in the carrying values of our assets as a result of the pandemic and we are not aware of any specific related event or circumstance that could have a material adverse impact on our business, results of operations and financial condition. The extent to which COVID-19 ultimately impacts our business, results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted with confidence. The estimates of the impact on our business may change based on new information that may emerge concerning COVID-19 and the actions to contain it or treat its impact and the economic impact on local, regional, national and international markets.

2. Risks and Liquidity

We are subject to risks and uncertainties common to clinical-stage companies in the biopharmaceutical industry. These risks include, but are not limited to, the introduction of new products, therapies, standards of care or new technological innovations, our ability to obtain and maintain adequate protection for our licensed technology, data or other intellectual property and proprietary rights and compliance with extensive government regulation and oversight. In addition, we are dependent upon the services of our employees, including key personnel, consultants, third-party contract research organizations and other third-party organizations.

Our product candidates, currently under development or that we may develop, will require significant additional research and development efforts, including extensive clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel infrastructure and extensive compliance and reporting capabilities. There can be no assurance that our research and development activities will be successfully completed, that adequate protection for our licensed or developed technology will be obtained and maintained, that products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable.

Our consolidated financial statements have been prepared on the basis of continuity of operations, the realization of assets and the satisfaction of liabilities in the ordinary course of business. Since Inception, we have incurred significant operating losses and, as of December 31, 2020, we had an accumulated deficit of $390.9 million and had not yet generated revenues. We anticipate that our expenses will increase significantly in connection with our ongoing activities to support our research, discovery and clinical development efforts and we expect to continue to incur significant expenses and operating losses for the foreseeable future.

Prior to the Business Combination, our operations were funded primarily with the proceeds received from the issuance of convertible preferred stock, convertible common stock and common stock, as described above in Note 1, Nature of Operations. We believe that our available cash resources as of December 31, 2020, of $383.6 million will enable us to fund our operating expense and capital expenditure requirements at least up to the next twelve months from the issuance date of these financial statements. For additional information on the Business Combination Transaction, please read Note 3, Business Combination, to these consolidated financial statements.

Impact of the COVID-19 Pandemic

In March 2020 the World Health Organization declared the COVID-19 outbreak a pandemic. The COVID-19 pandemic is evolving, and to date has led to the implementation of various responses, including government-imposed quarantines, travel restrictions and other public health safety measures.

We are closely monitoring the impact of the pandemic of COVID-19 on all aspects of our business, including how it will impact our operations and the operations of our suppliers, vendors and business partners. We have taken steps to identify and mitigate the adverse impacts on, and risks to, our business posed by its spread and actions taken by governmental and health authorities to address this pandemic; however, the spread of COVID-19 has caused us to modify our business practices, including implementing a temporary work-from-home policy for all employees who are able to perform their duties remotely and temporarily restricting all non-essential travel and discouraged employee attendance at industry events and in-person work-related meetings. We expect to continue to take actions as may be required or recommended by government authorities or as we determine are in the best interests of our employees and other business partners in light of COVID-19.

More specifically, the onset of the COVID-19 pandemic caused brief pauses in patient screening and enrollment in our Phase 3 trials of tavapadon for the treatment of Parkinson’s (which we subsequently resumed in the second half of 2020), and we remain particularly vigilant about patient safety given the elderly nature of this population. While we have taken measures to revise clinical trial protocols, the ultimate extent to which COVID-19 impacts our business, results of operation and financial condition will depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the duration of the outbreak, new information that may emerge concerning the severity of COVID-19 or the effectiveness of actions to contain COVID-19 or treat its impact, among others.

In addition, recurrences or additional waves of COVID-19 cases could cause other widespread or more severe impacts depending on where infection rates are highest. We cannot presently predict the scope and severity of any potential business shutdowns or disruptions, but if we or any of the third parties with whom we engage were to experience prolonged business shutdowns or other disruptions, our ability to conduct our business in the manner and on the timelines presently planned could be materially and negatively affected, which could have a material adverse impact on our business, results of operation and financial condition. The estimates of the impact on our business may change based on new information that may emerge concerning COVID-19 and the actions to contain it or treat its impact and the economic impact on local, regional, national and international markets.

We have not incurred any significant impairment losses in the carrying values of our assets as a result of the pandemic and we are not aware of any specific related event or circumstance that would require us to revise our estimates reflected in our consolidated financial statements.